Short-Term Bank Loans, Net (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Debt Disclosure [Abstract]
Interest expense charged for short-term bank loans	$ 606,646	$ 825,284